Note 12 - Common Stock and Additional Paid-in Capital (Detail) (USD $)	1 Months Ended		6 Months Ended	7 Months Ended		12 Months Ended
	Mar. 22, 2010	Jul. 18, 2007	Jul. 18, 2007	Aug. 01, 2007	Aug. 03, 2006	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2005	Dec. 31, 2012
Common Stock, Shares Authorized						100,000,000			100,000,000
Stock Issued During Period, Shares, New Issues				460,105	400,000			8,000,000
Common Stock, Shares, Outstanding						20,552,568		14,000,000	20,627,329
Sale of Stock, Price Per Share (in Dollars per share)		$ 18.00	$ 18.00		$ 12.54
Proceeds from Issuance or Sale of Equity (in Dollars)		$ 7,200,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.01	$ 0.01	$ 0.01		$ 0.01			$ 0.01
Proceeds from Issuance of Common Stock (in Dollars)			129,600,000	8,281,890
Proceeds From Issuance of Equity, Net of Issuance Costs (in Dollars)			121,932,958	7,826,386
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		1,080,000	1,080,000
Stock Repurchase Program, Authorized Amount (in Dollars)	$ 15,000,000
Stock Repurchased During Period, Shares						551,646	1,205,229
Treasury Stock Acquired, Average Cost Per Share (in Dollars per share)						$ 4.05	$ 5.21